Investments (Amortized Cost Of Mortgage Loans On Real Estate On Nonaccrual Status) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual	$ 34	$ 30
Residential [Member]
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual	$ 34	$ 30